UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund:  BlackRock New York Municipal Bond Trust (BQH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal

Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.9%
Corporate — 3.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$107,491
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	731,476
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	105,892
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	250	295,905
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	378,146

		1,618,910
County/City/Special District/School District — 40.4%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	455	481,668
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	539,512
Series J, 5.00%, 8/01/32	1,620	1,812,181
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	526,820
Series D, 5.38%, 6/01/32	15	15,052
Series G-1, 6.25%, 12/15/31	5	5,492
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	245	276,779
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	269,902
Sub-Series G-1, 5.00%, 4/01/29	250	281,168
Sub-Series I-1, 5.38%, 4/01/19 (b)	230	251,075
Sub-Series I-1, 5.38%, 4/01/36	135	145,522

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$1,000	$1,098,340
5.00%, 11/15/45	670	733,214
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (c)	4,155	1,428,364
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	500	164,075
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (c)	2,000	626,160
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	950	270,028
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,529
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	325,065
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	175,035
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	175,420
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	226,000
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	114,738
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	653,835
(AGM), 5.00%, 2/15/47	750	755,737
(NPFGC), 4.50%, 2/15/47	790	794,922
(NPFGC), 5.00%, 2/15/47	465	467,744
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,481,989
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	311,781

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	$120	$123,940
4 World Trade Center Project, 5.00%, 11/15/31	750	830,647
4 World Trade Center Project, 5.75%, 11/15/51	340	384,781
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	335,379
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	500	546,270
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	563,888

		17,301,052
Education — 33.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	144,635
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	50	54,861
5.00%, 11/01/26	100	118,397
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	278,392
Ethical Culture Fieldston School Project, 5.00%, 6/01/32	450	498,924
New York Law School Project, 5.00%, 7/01/41	130	138,899
New York Law School Project, 4.00%, 7/01/45	185	169,364
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	334,710
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	265,402
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	121,215
Carnegie Hall, 4.75%, 12/01/39	400	427,536

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Niagara Falls New York, GO, Refunding (BAM), 3.00%, 5/15/32	$165	$146,858
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	610	665,998
Series B, 4.00%, 8/01/35	110	109,852
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	250	277,870
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	61,644
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	546,575
5.00%, 7/01/41	500	546,365
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	131,464
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	200	219,532
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	110,517
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	175,390
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	336,366
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	297,864
New York University, Series B, 5.00%, 7/01/42	500	552,960
Series B, 5.75%, 3/15/36	300	326,196

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$150	$159,915
Teachers College, Series B, 5.00%, 7/01/42	750	825,382
Touro College & University System, Series A, 5.25%, 1/01/34	250	263,405
Touro College & University System, Series A, 5.50%, 1/01/39	500	533,470
University of Rochester, Series A, 5.13%, 7/01/39	215	231,228
University of Rochester, Series A, 5.75%, 7/01/39	175	189,980
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	109,562
Brooklyn Law School, 5.75%, 7/01/33	125	134,038
Cornell University, Series A, 5.00%, 7/01/40	150	164,270
Fordham University, 5.00%, 7/01/44	340	367,591
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	400	434,872
New York University, Series A, 5.00%, 7/01/37	445	497,977
New York University, Series A, 5.00%, 7/01/42	1,750	1,935,360
Skidmore College, Series A, 5.00%, 7/01/28	250	279,160
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	398,531
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	394,285
Teachers College, 5.50%, 3/01/39	350	374,549

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/34	$105	$114,580

		14,465,941
Health — 19.2%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	542,755
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 3.00%, 7/01/36	100	84,443
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	384,296
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,102
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	396,296
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	307,109
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	205,272
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	85,891
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	260,588
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,110,422
Series B, 6.00%, 11/01/20 (b)	175	203,411

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien (continued):
Series B, 6.00%, 11/01/30	$25	$27,638
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	529,805
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	554,735
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	305	324,843
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,325
Mental Health Services (AGM), 5.00%, 2/15/22	25	26,525
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	202,967
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	220	251,031
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (b)	500	551,100
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	301,716
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	343,659
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,094,750

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$250	$266,928

		8,201,607
Housing — 4.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	818,739
5.00%, 7/01/33	250	272,340
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	514,420
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	500,470

		2,105,969
State — 3.9%
State of New York, GO, Series A, 5.00%, 2/15/39	250	266,550
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,116,710
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	283,830

		1,667,090
Tobacco — 1.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	206,568
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	400	351,060

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	$75	$73,677
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	170	183,471

		814,776
Transportation — 19.2%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (b)	45	48,872
Series C, 6.50%, 11/15/28	130	142,962
Series D, 5.25%, 11/15/41	1,000	1,123,270
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	285,930
Series D, 5.25%, 11/15/31	250	284,580
Series D, 5.25%, 11/15/32	170	192,603
Series F, 5.00%, 11/15/30	500	559,105
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	515	551,081
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	280	293,348
5.00%, 8/01/31	410	415,814
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	564,535
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	167,217
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	500,805
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	150,818
Consolidated, 189th Series, 5.00%, 5/01/45	575	633,006
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	294,961

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	$490	$542,910
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	440	483,828
General, Series I, 5.00%, 1/01/42	140	151,056
Series J, 5.00%, 1/01/41	250	271,222
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	156,484
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	170	92,480
General, Series A, 5.25%, 11/15/45	275	311,905

		8,218,792
Utilities — 8.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	277,478
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	245,113
Series C (CIFG), 5.25%, 9/01/29	500	583,000
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	100	109,232
Series B, 5.00%, 9/01/41	125	136,909
Series B, 5.00%, 9/01/46	180	195,620
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	667,464
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series B, 4.00%, 12/15/35	280	291,732

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring (continued):
Series E, 5.00%, 12/15/41	$1,115	$1,255,590

		3,762,138
Total Municipal Bonds in New York		58,156,275

Puerto Rico — 1.8%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	266,128
Tobacco — 1.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	500	493,750
Total Municipal Bonds in Puerto Rico		759,878
Total Municipal Bonds — 137.7%		58,916,153

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 25.5%
County/City/Special District/School District — 6.3%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	275,338
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	337,536
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	903,944

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$1,050	$1,167,757

		2,684,575
State — 3.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	532,079
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	700	788,898
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	296,940

		1,617,917
Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	707,430
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	404,154
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	669,666
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	554,415

		2,335,665
Utilities — 10.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	93	98,815
5.75%, 6/15/40	312	330,481
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,099,306

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$1,500	$1,666,725
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	511	519,808
Utility Debt Securitization Authority, Refunding RB, Restructuring, 5.00%, 12/15/36	495	560,875

		4,276,010
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.5%		10,914,167
Total Long-Term Investments (Cost — $66,023,741) — 163.2%		69,830,320

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (f)(g)	570,517	$570,517
Total Short-Term Securities (Cost — $570,530) — 1.3%		570,517
Total Investments (Cost — $66,594,271*) — 164.5%		70,400,837
Other Assets Less Liabilities — 1.7%		734,040
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9)%		(6,393,985)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (51.3)%		(21,955,185)

Net Assets Applicable to Common Shares — 100.0%		$42,785,707

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,267,828

Gross unrealized appreciation	$4,403,364
Gross unrealized depreciation	(651,819)

Net unrealized appreciation	$3,751,545

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.

(f)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Loss
BlackRock Liquidity Funds, MuniCash, Institutional Class	147,313	423,204	570,517	$570,517	$397	$(52)

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	10-Year U.S. Treasury Note	March 2017	$622,578	$2,440
(1)	5-Year U.S. Treasury Note	March 2017	$117,844	131
(4)	Long U.S. Treasury Bond	March 2017	$605,125	3,929
(1)	Ultra U.S. Treasury Bond	March 2017	$161,406	836
Total				$7,336

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$69,830,320	—	$69,830,320
Short-Term Securities	$570,517	—	—	570,517

Total	$570,517	$69,830,320	—	$70,400,837

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$7,336	—	—	$7,336
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$31,350	—	—	$31,350
Liabilities:
Bank overdraft	—	$(29,188)	—	(29,188)
TOB Trust Certificates	—	(6,381,464)	—	(6,381,464)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

Total	$31,350	$(28,510,652)	—	$(28,479,302)

During the period ended November 30, 2016, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:  January 23, 2017